Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 98,639
Additions	130,191	$ 56,929
Impairment loss	(613)
Ending Balance	219,046	98,639
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	104,714	48,002
Additions	130,191	56,929
Construction completed	0	0
Disposals	(323)	(52)
Impairment loss	(613)
Included in assets for sale		(165)
Ending Balance	233,969	104,714
Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(6,075)	(2,656)
Depreciation	(8,870)	(3,504)
Disposals	22	8
Included in assets for sale		77
Ending Balance	(14,923)	(6,075)
LAND [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,205
Ending Balance	2,211	2,205
LAND [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,205	1,440
Additions	6	765
Construction completed	0	0
Disposals	0	0
Impairment loss	0
Included in assets for sale		0
Ending Balance	2,211	2,205
LAND [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation	0	0
Disposals	0	0
Included in assets for sale		0
Ending Balance	0	0
BUILDINGS [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	45,104
Ending Balance	66,537	45,104
BUILDINGS [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	47,101	14,150
Additions	15,753	15,536
Construction completed	8,042	17,415
Disposals	(122)	0
Impairment loss	0
Included in assets for sale		0
Ending Balance	70,774	47,101
BUILDINGS [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,997)	(816)
Depreciation	(2,245)	(1,181)
Disposals	5	0
Included in assets for sale		0
Ending Balance	(4,237)	(1,997)
CONSTRUCTION IN PROCESS [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	11,993
Ending Balance	65,515	11,993
CONSTRUCTION IN PROCESS [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	11,993	22,200
Additions	105,512	34,851
Construction completed	(51,990)	(45,058)
Disposals	0	0
Impairment loss	0
Included in assets for sale		0
Ending Balance	65,515	11,993
CONSTRUCTION IN PROCESS [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation	0	0
Disposals	0	0
Included in assets for sale		0
Ending Balance	0	0
GROWING & PROCESSING EQUIPMENT [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	37,537
Ending Balance	79,313	37,537
GROWING & PROCESSING EQUIPMENT [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	40,493	7,908
Additions	5,554	4,986
Construction completed	42,698	27,609
Disposals	(201)	(10)
Impairment loss	(613)
Included in assets for sale		0
Ending Balance	87,931	40,493
GROWING & PROCESSING EQUIPMENT [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(2,956)	(1,114)
Depreciation	(5,679)	(1,844)
Disposals	17	2
Included in assets for sale		0
Ending Balance	(8,618)	(2,956)
OTHER [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,800
Ending Balance	5,470	1,800
OTHER [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,922	2,304
Additions	3,366	791
Construction completed	1,250	34
Disposals	0	(42)
Impairment loss	0
Included in assets for sale		(165)
Ending Balance	7,538	2,922
OTHER [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,122)	(726)
Depreciation	(946)	(479)
Disposals	0	6
Included in assets for sale		77
Ending Balance	$ (2,068)	$ (1,122)